Submission	Nov. 13, 2024
Submission [Line Items]
Central Index Key	0001045520
Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Registration File Number	333-272447
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES